Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 542	$ 469	$ 481	$ 432
Provision for credit losses
Originations	32	13	51	43
Maturities	(7)	(4)	(15)	(10)
Changes in risk, parameters and exposures	3	2	66	29
Write-offs	(7)	(8)	(11)	(16)
Recoveries	2	4	5	7
Exchange rate and other	4	4	(8)	(5)
Balance at end of period	569	480	569	480
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	245	254	223	235
Provision for credit losses
Transfers to Stage 1	16	19	33	32
Transfers to Stage 2	(4)	(13)	(10)	(19)
Transfers to Stage 3	(1)	(1)	(2)	(1)
Originations	32	13	51	43
Maturities	(4)	(4)	(8)	(8)
Changes in risk, parameters and exposures	(43)	(31)	(44)	(44)
Exchange rate and other	4	1	2
Balance at end of period	245	238	245	238
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	110	82	90	65
Provision for credit losses
Transfers to Stage 1	(16)	(19)	(33)	(32)
Transfers to Stage 2	8	15	18	25
Transfers to Stage 3	(8)	(2)	(16)	(5)
Maturities	(3)		(7)	(2)
Changes in risk, parameters and exposures	27	26	67	51
Exchange rate and other		1	(1)	1
Balance at end of period	118	103	118	103
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	187	133	168	132
Provision for credit losses
Transfers to Stage 2	(4)	(2)	(8)	(6)
Transfers to Stage 3	9	3	18	6
Changes in risk, parameters and exposures	19	7	43	22
Write-offs	(7)	(8)	(11)	(16)
Recoveries	2	4	5	7
Exchange rate and other		2	(9)	(6)
Balance at end of period	$ 206	$ 139	$ 206	$ 139